Loans and Allowance for Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Impaired and Restructured Loans with or with no related allowance recorded
Recorded Investment With no related allowance recorded	$ 2,356	$ 720
Unpaid Principal Balance With no related allowance recorded	2,729	1,338
Average Recorded Investment With no related allowance recorded	1,441	3,194
Interest Income Recognized With no related allowance recorded	39	54
Recorded Investment With an allowance recorded	5,931	5,219
Unpaid Principal Balance With an allowance recorded	6,522	5,286
Related Allowance	1,063	700
Average Recorded Investment With an allowance recorded	6,865	2,072
Interest Income Recognized With an allowance recorded	313	45
Recorded Investment	8,287	5,939
Unpaid Principal Balance	9,251	6,624
Average Recorded Investment	8,306	5,266
Interest Income Recognized	352	99
Agricultural
Impaired and Restructured Loans with or with no related allowance recorded
Recorded Investment With no related allowance recorded	452	94
Unpaid Principal Balance With no related allowance recorded	455	441
Average Recorded Investment With no related allowance recorded	204	19
Interest Income Recognized With no related allowance recorded	7
Recorded Investment With an allowance recorded		72
Unpaid Principal Balance With an allowance recorded		72
Related Allowance		1
Average Recorded Investment With an allowance recorded	112	14
Interest Income Recognized With an allowance recorded	1	1
Recorded Investment	452	166
Unpaid Principal Balance	455	513
Average Recorded Investment	316	33
Interest Income Recognized	8	1
Commercial and Industrial
Impaired and Restructured Loans with or with no related allowance recorded
Recorded Investment With no related allowance recorded	229	49
Unpaid Principal Balance With no related allowance recorded	300	49
Average Recorded Investment With no related allowance recorded	85	223
Interest Income Recognized With no related allowance recorded		6
Recorded Investment With an allowance recorded	547	149
Unpaid Principal Balance With an allowance recorded	554	169
Related Allowance	53	112
Average Recorded Investment With an allowance recorded	377	112
Interest Income Recognized With an allowance recorded	11
Recorded Investment	776	198
Unpaid Principal Balance	854	218
Average Recorded Investment	462	335
Interest Income Recognized	11	6
Consumer
Impaired and Restructured Loans with or with no related allowance recorded
Recorded Investment With no related allowance recorded	2
Unpaid Principal Balance With no related allowance recorded	3
Average Recorded Investment With no related allowance recorded	3
Interest Income Recognized With no related allowance recorded
Recorded Investment With an allowance recorded	35	32
Unpaid Principal Balance With an allowance recorded	35	32
Related Allowance	3
Average Recorded Investment With an allowance recorded	43	6
Interest Income Recognized With an allowance recorded	3
Recorded Investment	37	32
Unpaid Principal Balance	38	32
Average Recorded Investment	46	6
Interest Income Recognized	3
Commercial Real Estate
Impaired and Restructured Loans with or with no related allowance recorded
Recorded Investment With no related allowance recorded	782	577
Unpaid Principal Balance With no related allowance recorded	843	848
Average Recorded Investment With no related allowance recorded	693	1,586
Interest Income Recognized With no related allowance recorded	25
Recorded Investment With an allowance recorded	3,413	3,146
Unpaid Principal Balance With an allowance recorded	3,997	3,193
Related Allowance	699	449
Average Recorded Investment With an allowance recorded	4,126	1,576
Interest Income Recognized With an allowance recorded	217	24
Recorded Investment	4,195	3,723
Unpaid Principal Balance	4,840	4,041
Average Recorded Investment	4,819	3,162
Interest Income Recognized	242	24
Residential Real Estate
Impaired and Restructured Loans with or with no related allowance recorded
Recorded Investment With no related allowance recorded	891
Unpaid Principal Balance With no related allowance recorded	1,128
Average Recorded Investment With no related allowance recorded	456	1,366
Interest Income Recognized With no related allowance recorded	7	48
Recorded Investment With an allowance recorded	1,936	1,820
Unpaid Principal Balance With an allowance recorded	1,936	1,820
Related Allowance	308	138
Average Recorded Investment With an allowance recorded	2,207	364
Interest Income Recognized With an allowance recorded	81	20
Recorded Investment	2,827	1,820
Unpaid Principal Balance	3,064	1,820
Average Recorded Investment	2,663	1,730
Interest Income Recognized	$ 88	$ 68